Fair Value Measurements - Assumptions for Common stock warrant liabilities (Details) - Adagio Medical Inc	Jun. 30, 2024 Y	Dec. 31, 2023 Y
Volatility | Maximum
Fair Value Measurements
Common stock warrants liabilities measurement input	385	110
Volatility | Minimum
Fair Value Measurements
Common stock warrants liabilities measurement input	115	60
Risk-Free interest rate | Maximum
Fair Value Measurements
Common stock warrants liabilities measurement input	5.4	5
Risk-Free interest rate | Minimum
Fair Value Measurements
Common stock warrants liabilities measurement input	4.3	3.8
Expected dividend yield
Fair Value Measurements
Common stock warrants liabilities measurement input	0
Expected Term (years) | Maximum
Fair Value Measurements
Common stock warrants liabilities measurement input	8.6	9.1
Expected Term (years) | Minimum
Fair Value Measurements
Common stock warrants liabilities measurement input	0.3	0.8